ASSET PURCHASE AGREEMENT	6 Months Ended
Jun. 30, 2022
New Dragonfly
ASSET PURCHASE AGREEMENT

NOTE 7 – ASSET PURCHASE AGREEMENT

On January 1, 2022, the Company (the “Buyer”) entered into an asset purchase agreement (the “APA”) with Bourns Production, Inc., a Nevada corporation (the “Seller”) pursuant to which the Buyer acquired machinery and equipment of the Seller as set forth in the APA for a purchase price of $197 which approximated fair market value.